Post-Employment Obligation - Summary of Average Periods of the Obligations Under the Benefit Plans (Detail)	12 Months Ended
Dec. 31, 2018
Plan A [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Average periods of maturity of the obligations under the benefit plans	9 years 7 months 2 days
Plan B [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Average periods of maturity of the obligations under the benefit plans	11 years 3 months 21 days
Health plan [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Average periods of maturity of the obligations under the benefit plans	12 years 8 months 19 days
Dental plan [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Average periods of maturity of the obligations under the benefit plans	12 years 8 months 1 day
Life insurance [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Average periods of maturity of the obligations under the benefit plans	16 years 6 months